CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Total USD ($)	Total INR	Equity Shares USD ($)	Equity Shares INR	Additional Paid In Capital USD ($)	Additional Paid In Capital INR	Advance Received Pending Allotment of Shares USD ($)	Retained Earnings USD ($)	Retained Earnings INR	Statutory Reserve USD ($)		Statutory Reserve INR		Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) INR	Total HDFC Bank Limited Shareholders Equity USD ($)	Total HDFC Bank Limited Shareholders Equity INR	Noncontrolling Interest USD ($)	Noncontrolling Interest INR
Beginning Balance at Mar. 31, 2011		347,829.8		4,652.2		235,377.9			71,946.1			40,228.0	[1]		(5,712.5)		346,491.7		1,338.1
Beginning Balance (in shares) at Mar. 31, 2011				2,326,128,420
Shares issued upon exercise of options (in shares)				20,559,850
Shares issued upon exercise of options		5,302.8		41.2		5,261.6											5,302.8
Share-based compensation		3,887.7				3,887.7											3,887.7
Dividends, including dividend tax		(8,947.6)							(8,947.6)								(8,947.6)
Change in ownership interest in subsidiary		0				37.5											37.5		(37.5)
Shares issued to noncontrolling interest		12.3															0		12.3
Transfer to statutory reserve		0							(13,020.3)			13,020.3	[1]				0
Net income		50,008.0							49,783.4								49,783.4		224.6
Net change in accumulated other comprehensive income		(1,500.3)													(1,500.3)		(1,500.3)
Ending Balance at Mar. 31, 2012		396,592.7		4,693.4		244,564.7	0		99,761.6			53,248.3	[1]		(7,212.8)		395,055.2		1,537.5
Ending Balance (in shares) at Mar. 31, 2012				2,346,688,270
Shares issued upon exercise of options (in shares)				32,730,760
Shares issued upon exercise of options		10,949.5		65.4		10,884.1											10,949.5
Share-based compensation		4,533.7				4,533.7											4,533.7
Advances received pending allotment of shares		221.5					221.5										221.5
Dividends, including dividend tax		(11,787.0)							(11,787.0)								(11,787.0)
Change in ownership interest in subsidiary		0				(16.2)											(16.2)		16.2
Shares issued to noncontrolling interest		34.6															0		34.6
Transfer to statutory reserve		0							(17,020.7)			17,020.7	[1]				0
Net income		62,134.7							61,819.4								61,819.4		315.3
Net change in accumulated other comprehensive income		7,698.2													7,698.2		7,698.2
Ending Balance at Mar. 31, 2013		470,377.9		4,758.8		259,966.3	221.5		132,773.3			70,269.0	[1]		485.4		468,474.3		1,903.6
Ending Balance (in shares) at Mar. 31, 2013				2,379,419,030
Shares issued upon exercise of options (in shares)				19,631,405
Shares issued upon exercise of options		7,232.9		39.3		7,415.1	(221.5)										7,232.9
Share-based compensation		5,495.5				5,495.5											5,495.5
Dividends, including dividend tax		(15,372.6)							(15,372.6)								(15,372.6)
Change in ownership interest in subsidiary		(2,265.8)				(1,167.3)											(1,167.3)		(1,098.5)
Shares issued to noncontrolling interest		162.4															0		162.4
Transfer to statutory reserve		0							(21,614.5)			21,614.5	[1]				0
Net income	1,324.1	79,446.2							79,319.7								79,319.7		126.5
Net change in accumulated other comprehensive income	(201.3)	(12,075.8)													(12,075.8)		(12,075.8)
Ending Balance at Mar. 31, 2014	$ 8,883.3	533,000.7	$ 80.0	4,798.1	$ 4,528.5	271,709.6	$ 0	$ 2,918.4	175,105.9	$ 1,531.4	[1]	91,883.5	[1]	$ (193.2)	(11,590.4)	$ 8,865.1	531,906.7	$ 18.2	1,094.0
Ending Balance (in shares) at Mar. 31, 2014			2,399,050,435

[1]	In terms of local regulations the Bank is required to transfer 25% of its profit after tax (Indian GAAP ) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval